Investments accounted for using equity method (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		$ 99,270,280	$ 64,404,946	$ 49,995,263
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		$ 16,281,255	17,783,059
Associates [member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture	[1]	34.00%
Investments accounted for using equity method	[1]	$ 14,641,870	17,281,665
Associates [member] | Other companies [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		1,639,385	501,394
Joint ventures [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		$ 82,989,025	46,621,887
Joint ventures [member] | Cerveceria Austral S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture	[2]	50.00%
Investments accounted for using equity method	[2]	$ 6,126,384	5,548,458
Joint ventures [member] | Foods Compania de Alimentos CCU S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture	[3]	50.00%
Investments accounted for using equity method	[3]	$ 5,792,242	5,624,391
Joint ventures [member] | Central Cervecera de Colombia S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture	[4]	50.00%
Investments accounted for using equity method	[4]	$ 50,374,322	35,449,038
Joint ventures [member] | Zona Franca Central Cervecera S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture	[4]	50.00%
Investments accounted for using equity method	[4]	$ 20,696,077	$ 0

[1]	Bebidas Bolivianas BBO S.A. On May 7, 2014, the Company acquired 34% of the stock rights of Bebidas Bolivianas BOO S.A. a Bolivian and a closed stock company that produces soft drinks and beers in three plants located in Santa Cruz de la Sierra and Nuestra Señora de la Paz cities. The amount of this transaction was ThCh$ 13,776,885. On December 9, 2015, the Company paid an increased of capital for an amount of US$ 2,720,000, equivalents to ThCh$ 1,921,244. On June 8, 2016 and November 17, 2016, the Company paid an increased of capital for an amount of US$ 2,221,696, equivalents to ThCh$ 1,510,420 and US$ 1,019,971, equivalents to ThCh$ 663,951, respectively.
[2]	Cervecería Austral S.A. A closed stock company that operates as a beer manufacturing facility in the southern end of Chile, which is the southernmost brewery in the world.
[3]	Foods Compañía de Alimentos CCU S.A. A closed stock company devoted to the production and marketing of food products such as like cookies and other baked goods, caramels, candy and cereal, among others. On November 26, 2015, Foods signed a sale agreement with Empresas Carozzi S.A., under which the first sold to the second machinery, equipment and brands related to products marketed under the brands Natur and Calaf. The amount of this transaction was ThCh$ 14,931,000 and CCU recognized a net loss after taxes for an amount of ThCh$ 1,034,638, corresponding to their participation. On December 16, 2016, Foods and subsidiary CCU Inversiones S.A., acquired 49.99999% and 0.0001%, respectively of the shares of Alimentos Nutrabien S.A. As a consequence above mentioned the only shareholders direct of that company are: (i) Food's with 99.99999% of the share capital, and (ii) CCU investments S.A. with a 0.0001% of the share capital, respectively. The amount of this transaction was UF 545.000, equivalent to ThCh$ 14.352.706.
[4]	Central Cervecera de Colombia S.A.S. and Zona Franca Central Cervecera S.A.S. On November 10, 2014, CCU, directly and through its subsidiaries CCU Inversiones II Limitada, and Grupo Postobón have established a joint arrangements through a company named Central Cervecera de Colombia S.A.S. (the "Company"), in which CCU and Grupo Postobón participate as equal shareholders. The purpose of this Company is the beer and non-alcoholic drinks production, marketing and distribution based on malt (Products). Subsequently, on August 16, 2017, CCU, through its subsidiary CCU Inversiones ll Limitada, acquired 50% of the shares of a company incorporated in Colombia called Zona Franca Central Cervecera S.A.S. (ZF CC), which relates to a joint agreements and that qualifies as a joint operations, in which CCU and Grupo Postobón participate as equal shareholders. The amount of this transaction was US$ 10,204, equivalents to ThCh$ 6,432. The purpose of ZF CC is acting exclusively as industrial user of one or more free zones, providing tolling services to CCC, and this latter company will produce, market and distribute Products. For the purposes above, previous associations involves the construction of a beer production plant, with an annual total capacity of 3,000,000 hectoliters. The Parties will also invest in CCC and ZF CC an approximate amount of US$ 200,000,000 in equal parts, following a gradual investment plan agreed by the parties. As of December 31, 2017 and 2016, the total amount contributed to CCC and ZF CC was US$ 144,729,978 (equivalents to ThCh$ 93,643,761) and US$ 68,078,797 (equivalents to ThCh$ 44,330,781).